Note 2 - Summary of Significant Accounting Policies - Property and Equipment by Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment	$ 209	$ 282
CHINA
Property and Equipment	52	73
UNITED STATES
Property and Equipment	157	208
AUSTRALIA
Property and Equipment		$ 1